Capital structure (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of compliance with regulatory capital requirements	The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2021		December 31, 2020
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
CET 1 capital	896,263	N/A	816,009	N/A
Tier 1 capital	896,263	N/A	816,009	N/A
Tier 2 capital	183,998	N/A	187,090	N/A
Total capital	1,080,261	N/A	1,003,099	N/A

Risk Weighted Assets	5,101,474	N/A	5,068,590	N/A

Leverage Ratio Exposure Measure	15,921,624	N/A	15,349,363	N/A

Capital Ratios (%)
CET 1 capital	17.6%	10.0%	16.1%	10.0%
Tier 1 capital	17.6%	11.5%	16.1%	11.5%
Total capital	21.2%	13.5%	19.8%	13.5%
Leverage ratio	5.6%	5.0%	5.3%	5.0%